Average Annual Total Returns - First Trust Tactical High Yield ETF	First Trust Tactical High Yield ETF 1 Year	First Trust Tactical High Yield ETF 5 Years	First Trust Tactical High Yield ETF Since Inception	First Trust Tactical High Yield ETF Inception Date	First Trust Tactical High Yield ETF After tax on distributions 1 Year	First Trust Tactical High Yield ETF After tax on distributions 5 Years	First Trust Tactical High Yield ETF After tax on distributions Since Inception	First Trust Tactical High Yield ETF After tax on distributions and sale of fund shares 1 Year	First Trust Tactical High Yield ETF After tax on distributions and sale of fund shares 5 Years	First Trust Tactical High Yield ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.43%	6.31%	5.35%	Feb. 25, 2013	3.18%	3.95%	2.90%	3.13%	3.78%	2.96%	6.07%	8.42%	5.72%